Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Intangible Assets [Line Items]
Goodwill impairment charges	$ 0	$ 0	$ 40,856
Amortization expense	$ 95,300	$ 103,300	105,200
Hospice Pharmacy Reporting Unit
Schedule Of Intangible Assets [Line Items]
Goodwill impairment charges			25,500
Workforce Solutions Reporting Unit
Schedule Of Intangible Assets [Line Items]
Goodwill impairment charges			$ 15,400
Income Approach
Schedule Of Intangible Assets [Line Items]
Goodwill, measurement input	50.00%
Market Approach
Schedule Of Intangible Assets [Line Items]
Goodwill, measurement input	50.00%